Employee compensation	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Employee compensation	Employee compensation
The total employee compensation comprising salaries and benefits, inclusive of tax credits, and excluding share-based compensation, for the three and six months ended June 30, 2026 was $33,808 and $74,076, respectively (2025 - $30,599 and $65,254).
Employee compensation costs were included in the following expenses for the three and six months ended June 30, 2026 and 2025 as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Cost of revenue	5,136	4,928	11,216	10,050
General and administrative	4,814	4,258	10,822	9,082
Sales and marketing	14,287	13,028	30,142	28,725
Research and development	9,571	8,385	21,896	17,397
	33,808	30,599	74,076	65,254
For the six months ended June 30, 2026, the Company incurred a total of $6,452 of employee severance related costs associated with a reduction in workforce. This resulted in additional employee compensation costs of $852 in cost of revenue, $1,544 in general and administrative, $872 in sales and marketing, and $3,184 in research and development.